Consolidated Statement of Equity and Partners' Capital (USD $) In Thousands		Total		Chipeta Processing Limited Liability Company [Member]		Net Investment by Anadarko [Member]	Common Units [Member]	Common Units [Member] Chipeta Processing Limited Liability Company [Member]		Subordinated [Member]	General Partner [Member]	General Partner [Member] Chipeta Processing Limited Liability Company [Member]		Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Chipeta Processing Limited Liability Company [Member]
Balance at Dec. 31, 2010		$ 1,613,311				$ 408,243	$ 810,717			$ 282,384	$ 21,505			$ 90,462
Net income		206,861	[1]			52,599	110,542			21,018	8,599			14,103
Conversion of subordinated units to common units	[2]						272,222			(272,222)
Issuance of common and general partner units, net of offering expenses		335,317					328,345				6,972
Contributions from noncontrolling interest owners		33,637												33,637
Distributions to noncontrolling interest owners		(17,478)												(17,478)
Distributions to unitholders		(140,118)					(102,091)			(31,180)	(6,847)
Acquisitions from affiliates		(25,000)				(92,666)	66,313				1,353
Contributions of equity-based compensation from Anadarko	[3]	9,666					9,472				194
Net pre-acquisition contributions from (distributions to) Anadarko		(27,675)				(27,675)
Elimination of net deferred tax liabilities		22,072				22,072
Other		(314)					(267)				(47)
Balance at Dec. 31, 2011	[1]	2,010,279				362,573	1,495,253				31,729			120,724
Net income		149,267	[1]			27,391	78,897				28,089			14,890
Issuance of common and general partner units, net of offering expenses		625,877					613,188				12,689
Contributions from noncontrolling interest owners		29,108												29,108
Distributions to noncontrolling interest owners		(17,303)												(17,303)
Distributions to unitholders		(197,850)					(175,639)				(22,211)
Acquisitions from affiliates		(458,764)		(121,104)	[4]	(482,701)	23,458	(44,071)	[4]		479	162	[4]		(77,195)	[4]
Contributions of equity-based compensation from Anadarko	[3]	87,057					84,971				2,086
Net pre-acquisition contributions from (distributions to) Anadarko		193,236				299,833	(106,597)
Net distributions of other assets to Anadarko		(15,296)	[1]				(15,002)				(273)			(21)
Elimination of net deferred tax liabilities		106,504				106,504
Other		3,065					2,608				2			455
Balance at Dec. 31, 2012	[1]	2,394,076				313,600	1,957,066				52,752			70,658
Net income		285,443	[1]			4,128	200,866				69,633			10,816
Issuance of common and general partner units, net of offering expenses		740,586					724,811				15,775
Contributions from noncontrolling interest owners		2,247												2,247
Distributions to noncontrolling interest owners		(13,127)												(13,127)
Distributions to unitholders		(299,101)					(239,157)				(59,944)
Acquisitions from affiliates		(465,500)				(255,635)	(209,865)
Contributions of equity-based compensation from Anadarko	[3]	2,923					2,865				58
Net pre-acquisition contributions from (distributions to) Anadarko	[5]	203,469				203,469
Net distributions of other assets to Anadarko		(5,855)	[1]				(5,738)				(117)
Elimination of net deferred tax liabilities		46,530				46,530
Other		345					345
Balance at Dec. 31, 2013	[1]	$ 2,892,036				$ 312,092	$ 2,431,193				$ 78,157			$ 70,594

[1]	Financial information has been recast to include the financial position and results attributable to the TEFR Interests. See Note 1 and Note 2.
[2]	All subordinated units were converted to common units on a one-for-one basis on August 15, 2011. See Note 4.
[3]	Associated with the Anadarko Incentive Plans for the years ended December 31, 2011 and 2013, associated with the Anadarko Incentive Plans and the Incentive Plan for the year ended December 31, 2012, as defined and described in Note 1 and Note 5.
[4]	See Note 2 for a description of the acquisition of Anadarko’s then-remaining 24% membership interest in Chipeta in August 2012. The $43.9 million decrease to partners’ capital resulting from the August 2012 Chipeta acquisition, together with net income attributable to Western Gas Partners, LP, totaled $90.5 million for the year ended December 31, 2012.
[5]	Includes deferred taxes on capitalized interest of $5.5 million associated with the acquisition of the TEFR Interests for the year ended December 31, 2013.